Investment Strategy	Dec. 31, 2025
Mirova Global Megatrends Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Adviser focuses on megatrends, which are trends that are global and long-term in nature and that will lead to significant transitions in the global economy. The Adviser organizes these global megatrends into four major transitions: (i) demographics; (ii) technology; (iii) environment; and (iv) governance. The Adviser reviews the firm’s convictions around the four major transitions annually. Given the breadth and long-term nature of the transitions, the Adviser expects them to remain relevant over extended periods of time, though specific investable megatrends and their implementation may evolve as economic, technological and regulatory conditions change. Investable megatrends within the transitions are frequently evaluated.